Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 11,640,000	$ 35,631,000
Prepaid expenses and other current assets	7,070,000	8,100,000
Inventories	37,843,000	57,540,000
Total current assets	71,695,000	163,201,000
Operating lease right-of-use assets, net	4,991,000	6,555,000
Other non-current assets	2,338,000	1,599,000
Total assets	93,684,000	189,936,000
Current liabilities
Operating lease liabilities, current	1,664,000	1,530,000
Total current liabilities	19,573,000	45,766,000
Operating lease liabilities, non-current	3,511,000	5,174,000
Total liabilities	48,488,000	77,861,000
Commitments and contingencies (Note 14)
Shareholders' equity
Common Stock $0.0001 par value, authorized 1,000,000 shares, 5,941 and 5,627 shares issued and outstanding at December 31, 2023 and 2022, respectively	1,000	1,000
Accumulated other comprehensive loss	0	(739,000)
Accumulated deficit	(153,261,000)	(77,418,000)
Total stockholders’ equity	45,196,000	112,075,000
Total liabilities and stockholders’equity	93,684,000	189,936,000
ElectraMeccanica Vehicles Corp
Current assets
Cash and cash equivalents	65,454,810	134,255,538
Receivables, net	142,109	273,958
Prepaid expenses and other current assets	2,887,808	11,390,850
Inventories	2,370,000	4,233,055
Total current assets	70,854,727	150,153,401
Restricted cash	1,116,456	515,449
Plant and equipment, net	11,090,868	16,452,477
Operating lease right-of-use assets, net	7,336,243	9,031,277
Other non-current assets	3,711,816	5,093,825
Total assets	94,110,110	181,246,429
Current liabilities
Trade payables and accrued liabilities	4,241,888	19,346,470
Customer deposits	33,797	339,744
Operating lease liabilities, current	1,028,676	810,677
Contract termination liability		15,700,000
Total current liabilities	5,304,361	36,196,891
Share-based compensation liability	250,694	76,476
Operating lease liabilities, non-current	15,492,841	17,528,282
Deferred revenue		119,253
Total liabilities	21,047,896	53,920,902
Commitments and contingencies (Note 14)
Shareholders' equity
Common Stock $0.0001 par value, authorized 1,000,000 shares, 5,941 and 5,627 shares issued and outstanding at December 31, 2023 and 2022, respectively	398,868,610	395,564,470
Accumulated other comprehensive loss	4,580,972	4,566,225
Accumulated deficit	(330,387,368)	(272,805,168)
Total stockholders’ equity	73,062,214	127,325,527
Total liabilities and stockholders’equity	$ 94,110,110	$ 181,246,429